Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 20, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (Securities Act File No. 002-96408;

Investment Company Act File No. 811-04254) (the “Registrant”),

with respect to the funds listed in Schedule A (each a “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing on behalf of each Fund are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 13, 2019 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Schedule A

Fund

Western Asset California Municipals Fund

Western Asset Massachusetts Municipals Fund

Western Asset Municipal High Income Fund

Western Asset New Jersey Municipals Fund

Western Asset New York Municipals Fund

Western Asset Oregon Municipals Fund

Western Asset Pennsylvania Municipals Fund

Western Asset Intermediate Maturity California Municipals Fund

Western Asset Intermediate Maturity New York Municipals Fund

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